INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 107,420	$ 107,420
Accumulated Amortization	19,722	7,180
Net Book Value	87,698	100,240
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	78,214	78,214
Accumulated Amortization	14,371	5,232
Net Book Value	63,843	72,982
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	21,818	21,818
Accumulated Amortization	3,998	1,455
Net Book Value	17,820	20,363
Intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	7,388	7,388
Accumulated Amortization	1,353	493
Net Book Value	$ 6,035	$ 6,895